Leases - Future payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Leases - Future Payments [Table]
Undiscounted operating lease payments to be received	$ 45,348
Leases - Rental [Table]
Rental income	1,080
Rental expense		$ 2,500
Less than one year
Leases - Future Payments [Table]
Undiscounted operating lease payments to be received	5,422
Sublease
Leases - Future Payments [Table]
Undiscounted operating lease payments to be received	722
Sublease | Less than one year
Leases - Future Payments [Table]
Undiscounted operating lease payments to be received	$ 722